Prepaid Expenses and Other Current Assets - Summary of Prepaid Expenses and Other Current Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid expenses	$ 10,854	$ 2,553
Prepaid inventory	6,536	0
Loans receivable	2,268	1,106
Other current assets	1,441	5,301
Prepaid expenses and other current assets	$ 21,099	$ 8,960